Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Time charter revenue	$ 92,093,426	$ 118,382,601	$ 161,111,782
Commissions (including related party of $1,776,959, $1,427,823 and $1,119,611 in 2009, 2010 and 2011, respectively)	(5,185,459)	(6,682,492)	(8,364,661)
Net Revenue	86,907,967	111,700,109	152,747,121
Expenses / (Income)
Voyage expenses	979,987	412,849	397,657
Vessels operating expenses (including related party of $358,800, $616,388 and $581,021 in 2009, 2010 and 2011, respectively)	18,018,016	19,974,806	20,034,664
Dry-docking expenses (including related party of $16,500, $120,506 and $122,481 in 2009, 2010 and 2011, respectively)	2,924,046	2,632,479	715,308
Management fees - related party	4,780,500	4,292,291	4,362,908
Depreciation	32,544,199	33,719,712	33,814,863
General and administrative expenses (including related party of $1,902,451, $2,337,289 and $5,265,799 in 2009, 2010 and 2011, respectively)	12,315,054	17,723,987	8,949,096
Impairment loss	277,327,148	0	6,005,000
(Gain) / loss on sale of assets / vessel acquisition option	15,192,704	(1,064,023)	0
Gain from vessel early redelivery	(1,947,947)	(113,338)	(800,874)
Operating Income / (Loss)	(275,225,740)	34,121,346	79,268,499
Other Income / (Expenses)
Interest and finance costs	(9,349,714)	(10,234,928)	(11,379,241)
Loss on derivatives, net	(2,340,418)	(2,611,920)	(3,239,236)
Interest income (including related party of $0, $0 and $508,019 in 2009, 2010 and 2011, respectively)	620,861	321,120	1,049,962
Equity in net income of affiliates	2,749,866	0	0
Foreign currency (loss) / gain	46,386	1,299,662	(21,370)
Total Other Expenses, net	(8,273,019)	(11,226,066)	(13,589,885)
Net Income / (Loss) and Comprehensive Income / (Loss)	$ (283,498,759)	$ 22,895,280	$ 65,678,614
Earnings / (Loss) per Class A common share, basic and diluted	$ (4.76)	$ 0.44	$ 1.69
Weighted average number of Class A common shares, basic and diluted	57,937,918	49,812,716	38,026,523